Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
		Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Kilometers shares	Dec. 31, 2020 CNY (¥) Kilometers	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) shares
Accounting Policies [Line Items]
Foregn currency translation rate		6.5250	6.5250				6.5250
Restricted cash		$ 357,417	$ 357,417		¥ 460,812		¥ 2,332,145
Allowance for credit loss on accounts receivable charged to income statement				¥ 10,039
Allowance for credit loss on accounts receivable current							8,220
Allowance for credit loss on accounts receivable non current							4,287
Short-term investments		$ 432,293	432,293		407,844		2,820,711
Inventory write-downs			14,193	92,612	109,505	¥ 0
Land use rights amortisation period		50 years
Research and development expenses	[1]		264,507	1,725,906	2,070,158	1,051,219
Advertising costs				517,135	168,170	58,326
Selling and marketing expenses total				1,737,765	668,602	317,109
Employer contribution to defined contribution plan				152,361	215,046	104,201
Dividend declared					0	0	0
General and Administrative Expense				¥ 1,182,884	495,967	325,432
Short-term deposits		$ 150,176	$ 150,176		0		979,897
Bank Deposits for Letter of Credit Bank Notes and a Forward Exchange Contract [Member]
Accounting Policies [Line Items]
Restricted cash					425,812		2,296,560
Deposits Restriction Subject to Settlement of Dispute [Member]
Accounting Policies [Line Items]
Restricted cash					35,000		¥ 35,585
General Reserve Fund [Member]
Accounting Policies [Line Items]
Percentage of the after tax profits allocatable to statutory general reserve fund			10.00%	10.00%
Minimum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			2 years	2 years
Minimum [Member] | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves as a percentage of the reserved capital of the company		50.00%	50.00%				50.00%
Maximum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			10 years	10 years
Chengxing [Member] | Common Class A [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Accounting Policies [Line Items]
Share based compensation by share based payment arrangement number of shares authorised | shares		161,462,100	161,462,100				161,462,100
CHINA
Accounting Policies [Line Items]
Short-term deposits							¥ 979,897
CHINA | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves					0	0	¥ 0
Customer Upgrade Programme [Member]
Accounting Policies [Line Items]
Period of validity of loyalty scheme offered			5 years	5 years
Period within which customers have to accept the loyalty scheme offered			30 days	30 days
Vehicles [Member]
Accounting Policies [Line Items]
Product warranty period			4 years	4 years
Distance for the vehicle used for which warranty is given | Kilometers			100,000	100,000
Cost of Sales [Member]
Accounting Policies [Line Items]
Inventory write-downs				¥ 92,612	109,505
Operating Expense [Member]
Accounting Policies [Line Items]
Gain loss on the disposal of propery plant and equipment				¥ 6,167	¥ 1,191	¥ 30,275

[1]	Share-based compensation was allocated in operating expenses as follows: